Share-Based Compensation - Narrative (Detail) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2019 shares	Dec. 31, 2018 USD ($) plan $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | plan		3
Award vesting period				10 years
Compensation expense | $		$ 6,111	$ 10,888	$ 5,456
Compensation cost related to nonvested management incentive plan shares, performance shares, and restricted stock/units not yet recognized | $		$ 4,000
Compensation cost not yet recognized, period for recognition		1 year 6 months
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Number of shares, granted (in shares)		0
Weighted average grant date fair value (in USD per share) | $ / shares			$ 85.44	$ 59.05
Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)		77,000
Weighted average grant date fair value (in USD per share) | $ / shares		$ 69.16	$ 85.39	$ 60.39
Restricted Stock/Unit Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)	0
Restricted Stock/Unit Plan | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted (in shares)		34,000
Performance measurement period		3 years
Compensation expense | $		$ 2,100	$ 1,200
Vesting Tranche One | Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		40.00%
Vesting Tranche Two | Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		30.00%
Vesting Tranche Three | Restricted Stock/Unit Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		30.00%